Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Westchester Capital Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001572617
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2020
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
WCM Alternatives: Event-Driven Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WCM ALTERNATIVES: EVENT-DRIVEN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
WCM Alternatives: Event-Driven Fund’s (for purposes of this section, the “Fund”) investment objective is to provide attractive risk-adjusted returns with low relative volatility in virtually all market environments. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. An investor transacting in Institutional Class Shares may be required to pay a commission to a broker.  Shares of the Fund are also available in Investor Class Shares that have different fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses table above or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2019, the Fund’s portfolio turnover rate was 238% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	238.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the first year of each period in the Example takes into account the expense waiver and reimbursement described above.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily employs investment strategies designed to capture price movements generated by specific events, including, but not limited to, equity and/or debt securities of companies involved in mergers, acquisitions, asset sales or other divestitures, restructurings, refinancings, recapitalizations, reorganizations or other special situations (referred to as “event-driven opportunities”). Among the investment strategies the Adviser may use on behalf of the Fund are the following:

•Merger-Arbitrage Strategy: The Fund may purchase the securities of companies that are involved in publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase. Although a variety of strategies may be employed depending upon the nature of the reorganizations, the most common merger-arbitrage strategy involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may represent the Fund’s potential profit on such an investment. The Fund may employ a variety of hedging strategies to seek to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options. (To sell a security short, the Fund may borrow the security from a broker or other counterparty and sell it to a third party.  The Fund is obligated to return the same number of securities it borrowed from the broker back to the broker at a later date to close out the short position, at which point in time those securities may have a value that is greater or lesser than the price at which the short sale was established.) The success of the merger-arbitrage strategy depends on, among other things, the Adviser’s correct evaluation of the outcome of the event-driven opportunity because the Adviser typically seeks to establish one or more investment positions that will benefit from the completion of the merger, takeover or other reorganization.

•Special Situations Strategy: The Fund may invest in the securities of issuers based upon the expectation of the Adviser that the price of such securities may change in the short term due to a special situation, such as a stock buy-back, spinoffs and split-offs, credit rating upgrade, the outcome of litigation or other dispute, a positive earnings report, legislative or regulatory changes or other catalyst-driven event. The Fund may seek to profit from special situations by employing one or more arbitrage sub-strategies, including, but not limited to, capital structure arbitrage and convertible arbitrage, or the Fund may seek to use such strategies independently.

•Capital Structure Arbitrage: Capital structure arbitrage is an investment strategy that seeks to profit from relative pricing discrepancies between related securities, such as securities of different classes issued by the same issuer. For example, when the Adviser believes that unsecured securities are overvalued in relation to senior secured securities of the same issuer, the Fund may purchase senior secured securities of the issuer and take a short position in the unsecured securities of the same issuer. In this example, the trade may be profitable if credit quality spreads widen or if the issuer goes bankrupt and the recovery rate for the senior debt is higher than the expectations implicit in the prices of the securities at the time the Fund established its positions. Another example might involve the Fund purchasing one class of common stock while selling short a different class of common stock of the same issuer.

•Convertible Arbitrage: Convertible arbitrage is a strategy that seeks to profit from mispricings between an issuer’s convertible securities and the underlying equity securities. A common convertible arbitrage approach matches a long position in a convertible security with a short position in the underlying common stock when an investor believes the convertible security is undervalued relative to the value of the underlying equity security. In such a case, the investor may seek to sell short shares of the underlying common stock in order to hedge exposure to the issuer of the equity securities. Convertible arbitrage positions may be designed to earn income from coupon or dividend payments on the investment in the convertible securities.

The Fund may also invest in other special situations, such as initial public offerings, in privately-placed securities of issuers, including those the Adviser expects to undertake an initial public offering, and other related liquidity events for current shareholders of an issuer. The Fund may also invest in issuers to capture special dividends or other distributions.

•Distressed/Restructuring: The Fund may invest in securities, including debt securities, of financially distressed companies and companies undergoing or expected to undergo bankruptcy or other insolvency proceedings. The Fund may invest in corporate bonds, privately held loans and other securities or obligations of companies that are highly leveraged, are experiencing financial difficulties or have filed for bankruptcy. The Fund may profit from its investments in such issuers if the issuer undergoes a successful restructuring or recapitalization, undertakes asset sales or participates in spin-off transactions. The Fund may also purchase securities in anticipation of a company’s recovery or turnaround or the liquidation of all or some of the company’s assets.

•Option Income Strategies: The Fund may sell, or “write,” call options on its portfolio securities. The Fund may also write call options on one or more baskets of stocks, such as the S&P 500 Index or an industry sub-group of the S&P 500 Index. The options written by the Fund are considered “covered” if the Fund owns the stocks or baskets of stocks against which the options are written. The Adviser may determine to purchase shares and sell call options on those shares at approximately the same time, although the sale of options on the Fund’s portfolio securities may occur at any time or not at all. The Adviser may utilize the option writing strategy at any time, including in a relatively flat or declining market environment, to earn premium income. The Fund may sell call options on substantially all of its portfolio securities.

The Fund may utilize other options strategies, such as writing options on securities it does not currently own (known as “uncovered” options), buying or selling options when the Adviser believes they may be mispriced or may provide attractive opportunities to earn income, or engaging in risk-reversal transactions. In a risk-reversal transaction, the Adviser may buy put options and sell call options against a long stock position.

•Investments in SPACs: The Fund may invest significantly in the common stock of and other interests (e.g., warrants) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”).  An SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector.  During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments.  The Fund may invest in SPACs for a variety of investment purposes, including to achieve income.  Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur.  The Fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition.

Additional Event-Driven Strategies. In addition to the above strategies, the Fund’s Adviser may invest in other investments or utilize other strategies. For example, the Fund may pursue other event-driven strategies, including investing in companies that may be subject to significant regulatory issues or changes or may be exploring strategic alternatives. The success of those strategies will depend upon, among other things, the Adviser’s skill in evaluating the likelihood of the various potential outcomes and the market’s reaction to those outcomes.

*****

In implementing the Fund’s investment strategies, the Fund may invest in a wide variety of investments, such as equity securities of any kind, debt securities of any kind, including, among others, corporate debt obligations (including defaulted securities and obligations of distressed issuers), those that pay a fixed or floating rate of interest, warrants, convertible securities, master limited partnerships, derivative instruments of any kind, including options, futures, currency forwards and swaps. Derivative instruments may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The Fund may also engage in forward commitments and reverse repurchase agreements. In pursuing the Fund’s investment objective and strategies, the Fund may invest in U.S. and foreign securities without limit.

The Fund may purchase fixed and floating rate income investments of any credit quality or maturity, including corporate bonds, bank debt and preferred securities. The Fund may invest in non-investment-grade debt securities (those rated BB+ or lower by S&P, or comparably rated by another nationally recognized statistical rating organization (NRSRO)), unrated investments of comparable quality, commonly referred to as “high yield” or “junk” bonds. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality investments. This strategy may be utilized by the Adviser to generate income, to diversify the Fund’s investments or for other investing purposes.

The Fund may enter into derivative transactions and purchase or sell other instruments of any kind for hedging purposes, duration or volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Fund may write call options on its portfolio securities or a market index that is representative of its portfolio with the expectation of generating additional income. The Adviser may seek to hedge the Fund’s portfolio against a decline in the values of its portfolio securities or a decline in the market generally by purchasing put options. A put option gives the Fund the right to sell, or
“put,” a fixed number of shares of stock at a fixed price within a given time frame in exchange for the payment of a premium. The values of put options generally increase as stock prices decrease. The Fund also may use derivative transactions with the purpose or effect of creating investment leverage.

The Fund may invest in derivative instruments in any manner consistent with its investment strategies, including, for example, in the following situations: (i) the Fund may invest in futures contracts, options on futures contracts, or swap transactions as a substitute for a cash investment in an equity security, (ii) the Fund may invest in interest rate swaps, total return swaps, or futures contracts where the Adviser believes doing so is the most cost-efficient or liquid way to gain the desired investment exposure, (iii) the Fund may invest in options contracts, forward currency contracts, futures contracts and interest rate swaps to adjust the Fund’s investment or risk exposure, and (iv) the Fund may invest in futures transactions, option contracts and swap contracts, such as total return swaps and credit default swaps, to gain investment exposure beyond that which could be achieved by making only cash investments.

The Fund may invest in other investment companies, including ETFs, closed-end funds and open-end mutual funds, among others. Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, or managing the Fund’s cash position. In addition, the Fund may invest in ETFs and other investment companies as part of an event-driven opportunity if such an investment is otherwise consistent with the Fund’s principal investment strategies. For example, the Fund may take a position in a narrowly-based sector ETF as part of an investment thesis relating to how a regulatory event may affect companies operating in a particular sector or industry. The Fund also may invest its assets (in the form of cash collateral from securities lending transactions) in one or more unaffiliated private funds that seek to comply with (but are not subject to) Rule 2a-7 under the 1940 Act.

The Fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes, to preserve the Fund’s ability to capitalize quickly on new market opportunities or for other reasons, such as because the Adviser has determined to obtain investment exposure through derivative instruments instead of direct cash investments. The Fund may also hold a significant amount of cash or short-term investments immediately after the closing of a number of transactions in which it has invested; this could occur at any time, including at calendar quarter or year ends. During periods when the Fund is so invested, its investment returns may be lower than if it were not so invested, and the Fund may not achieve its investment objective.

In making investments for the Fund, the Adviser is generally guided by the following considerations:

•	before an initial position in an event-driven opportunity is established, a preliminary analysis is made of the expected event to determine the probability and timing of the event;

•
in deciding whether or to what extent to invest, the Adviser evaluates, among other things, the credibility, strategic motivation and financial resources of the relevant participants, and the liquidity of the securities involved in the transaction; and

•	the risk-reward characteristics of each event-driven opportunity are assessed on an ongoing basis.
The Fund may also loan portfolio securities to earn income.

The Fund’s holdings may be adjusted at any time. The Adviser may sell securities at any time, including if the Adviser’s evaluation of the risk/reward ratio is no longer favorable, in order to take advantage of what the Adviser considers to be a better investment opportunity, when the Adviser believes the investment no longer represents a relatively attractive investment opportunity, or when the Adviser perceives deterioration in the credit fundamentals of the issuer.

The Fund normally expects to engage in active and frequent trading and expects to have a high rate (over 100%) of portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Although all of the following are principal risks of investing in the Fund and could adversely affect the Fund’s net asset value and performance, an investment in the Fund is particularly subject to Merger-Arbitrage and Event-Driven Risk, Management Risk and Hedging Transactions Risk.

Derivatives Risk – Derivatives, such as options, swaps, futures and forward contracts, may not produce the desired investment results because, for example, they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period; and (7) the inability to close out certain positions to avoid losses, exposing the Fund to greater potential risk of loss. In addition, the use of derivatives for non-hedging purposes may be considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes. There is the possibility that derivative strategies will not be used or that ineffective implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund.

Debt Securities Risk – Debt securities may fluctuate in value and experience periods of reduced liquidity due to, among other things, changes in interest rates, governmental intervention, general economic conditions, industry fundamentals, market sentiment and the financial condition of the issuer, including the issuer’s credit rating or financial performance. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. Debt securities may be difficult to value during such periods. Debt securities generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. Debt securities are subject to interest rate risk, which is the risk that when interest rates rise, the values of fixed income debt securities tend to decline. Debt securities have varying levels of sensitivity to changes in interest rates, and the values of securities with longer durations tend to be more sensitive to changes in interest rates. Debt securities are subject to the risk that if interest rates decline, issuers of debt securities may exercise redemption or call provisions. This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance. Debt securities are also subject to credit risk, which is the risk that the issuer of an instrument may default on interest and/or principal payments due to the Fund. An increase in credit risk or a default will cause the value of the Fund’s fixed and floating rate income securities to decline. Some debt securities may be subject to extension risk. This is the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving a Fund of a favorable stream of future interest or dividend payments. A Fund could buy another security, but that other security might pay a lower interest rate. Securities rated below-investment-grade (and unrated securities of comparable credit quality), commonly referred to as “high-yield” or “junk” bonds, have speculative characteristics and generally have more credit risk than higher-rated securities. Lower rated issuers are more likely to default and their securities could become worthless. Below-investment-grade securities are also subject to greater price volatility than investment grade securities. In addition, investments in defaulted securities and obligations of distressed issuers, such as issuers undergoing or expected to undergo bankruptcy, may be illiquid and are considered highly speculative.

The market value of convertible debt securities will also be affected by changes in the price of the underlying equity securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer’s operating results and credit ratings.

The market values of debt securities issued by companies involved in pending corporate mergers, takeovers or other corporate events, or debt securities that will be repaid in connection with a merger, takeover or other corporate event, may be determined in large part by the status of the transaction and its eventual outcome, especially if the debt securities are subject to change of control provisions that entitle the holder to be paid par value or some other specified dollar amount upon completion of a transaction or other event.

Distressed Securities Risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.

Foreign Investing Risk – Investing in securities of foreign companies or ETFs which invest in securities of foreign companies, may involve more risks than investing in securities of U.S. companies and such investments may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the United States. These risks can increase the potential for losses in the Fund and may include, among others, currency devaluations, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of limiting or restricting foreign investment or the movement of assets) as well as different trading and settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than comparable investments in U.S. companies.

Additionally, investments in securities denominated or companies receiving revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. A decline in the values of foreign currencies relative to the U.S. dollar will reduce the values of securities held by the Fund and denominated in those currencies.

Hedging Transactions Risk – The success of the Fund’s hedging strategy, if used, will be subject to, among other things, the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Hedging transactions involve the risk of imperfect correlation. Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase. There can be no assurance that any hedging transactions will serve their intended purpose or limit the Fund’s exposure to risk or investment losses.

Interest Rate Risk – Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. When interest rates fall, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise, the market value of the respective debt securities and preferred securities usually declines. As such, a change in interest rates may affect prices of the Fund’s debt securities and preferred securities and, accordingly, the Fund’s share price.

Large Shareholder Risk – Certain account holders, including the Adviser or funds or accounts over which the Adviser has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions made by the Adviser, will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. This risk will be particularly pronounced if one shareholder owns a substantial portion of the Fund. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs and/or lead to the liquidation of the Fund. Such transactions also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any).

Leveraging Risk – If the Fund employs leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and investing in derivative instruments, the value of the Fund’s shares could be expected to be more volatile. Unless profits and income on securities acquired with leverage exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage, and the use of leverage will cause any losses the Fund incurs to be greater than they otherwise would have been had the Fund not employed leverage.

Liquidity Risk – Liquidity risk is the risk that the Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that the Fund’s investments may become less liquid in response to market developments or adverse investor perceptions. Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which the Adviser believes represents current or fair market value. The Fund also may invest its assets (in the form of cash collateral from securities lending transactions) in one or more unaffiliated private funds that seek to comply with Rule 2a-7 under the 1940 Act (“Rule 2a-7”). Such private funds are not registered under the 1940 Act and accordingly, the protections of the 1940 Act (which, among other things, require investment companies to have disinterested directors on their boards and to provide shareholders with a statutory right of redemption) will not apply to such private funds. Additionally, although each such private fund intends to comply with the risk and investment limitations and other provisions of Rule 2a-7, it is not subject to the rule, may not comply with the rule, does not hold itself out as a money market fund within the meaning of the rule, and its investment returns may involve substantially more investment and liquidity risk than a registered investment company relying on and subject to the rule. The Fund’s investments in each such private fund are subject to heightened liquidity risk as the private funds reserve the right to suspend redemptions or postpone the date of payment of redemptions.

Lower-Rated Securities Risk – Securities rated below investment-grade (and unrated securities of comparable credit quality), commonly referred to as “high-yield” or “junk” bonds, have speculative characteristics and generally have more credit risk than higher-rated securities. Companies issuing high-yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties. Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result or that its evaluation of the likelihood that a specific merger, reorganization or other event will be completed as expected will prove correct. The success of any strategy employed by the Adviser will depend upon, among other things, the Adviser’s skill in evaluating the likelihood of the successful completion of a particular catalyst or a related event. The Adviser or the Fund’s service providers may experience disruptions or operating errors that could adversely affect the Fund’s operations and performance.

Merger-Arbitrage and Event-Driven Risk – Merger-arbitrage and event-driven investing involves the risk that the Adviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the Fund’s return on the investment will be negative. Even if the Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return. The Fund expects to employ strategies that are not designed to benefit from general market appreciation or improved economic conditions in the global economy. Accordingly, the Fund has historically underperformed the broad equity markets under certain market conditions, such as some periods when there has been rapid appreciation in the equity markets, and may continue to do so in the future.

Portfolio Turnover Risk – The frequency of the Fund’s transactions will vary from year to year, though merger-arbitrage portfolios typically have higher turnover rates than portfolios of typical long-only funds. Increased portfolio turnover will result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in increased distributions of taxable capital gains to Fund shareholders, including short-term capital gains taxable to shareholders at ordinary income rates, when Fund shares are held in a taxable account. Higher costs associated with increased portfolio turnover reduce the Fund’s performance. The Fund normally expects to engage in active and frequent trading and expects to have a high rate (over 100%) of portfolio turnover.

Short Selling Risk – Generally, to the extent the price of a security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss. The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited. Also, the Fund is required to deposit collateral in connection with such short sales and has to pay a fee to borrow particular securities and will often be obligated to pay to the lender of the security amounts equal to any dividends and accrued interest on the borrowed securities during the period of the short sale. Short sales are also subject to many of the risks described herein under “Derivatives Risk”.

Options Risk – The Fund may engage in a variety of options transactions. When the Fund purchases options, it risks the loss of the cash paid for the options if the options expire unexercised. When the Fund sells (writes) covered call options, it forgoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but it continues to bear the risk of a decline in the value of the underlying stock. In addition, the Fund may earn premiums from writing call options. For shareholders who hold Fund shares in a taxable account, profits from writing call options are generally treated as short-term capital gains for U.S. federal income tax purposes, taxable to shareholders as ordinary income when distributed to them.

Small and Medium Capitalization Risk – The Fund’s investments in smaller and medium-sized companies carry more risks than investments in larger companies. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.

Market Risk – Investment markets can be volatile. Various market risks can affect the price or liquidity of an issuer’s securities in which the Fund may invest. The prices of investments can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political, demographic or market conditions. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the Fund more vulnerable to adverse developments affecting those industries or sectors. No hedging or other instrument exists that would allow the Fund to eliminate all of the Fund’s exposure to market volatility. During periods of significant market stress or volatility, the performance of the Fund may correlate to a greater extent with the overall equity markets than it has during periods of less stress and volatility. There can be no assurance that the Fund’s performance will not correlate closely with that of the equity markets during certain periods, such as periods of significant market stress. The Fund’s investments may decline in value if markets perform poorly.

Legal and Regulatory Risk – Legal, tax and regulatory changes could occur and may adversely affect the Fund, its investments and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the U.S.
Commodity Futures Trading Commission (“CFTC”), the Securities and Exchange Commission (“SEC”), the Internal Revenue Service (“IRS”), the Federal Trade Commission (“FTC”), the U.S. Federal Reserve or other domestic or foreign governmental regulatory authorities or self-regulatory organizations that could adversely affect the Fund. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations, such as statues and regulations governing mergers, takeovers or potential monopolies or anti-competitive practices. Regulators around the globe have increasingly taken measures to seek to increase the stability of the financial markets, including by adopting rules that may curtail the Fund’s ability to use derivative and other instruments and that may require the Fund to change how it has been managed historically. The Adviser continues to evaluate these measures, and there can be no assurance that they will not adversely affect the Fund and its performance.

SPAC Risk – The Fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”).  Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or may be subject to restrictions on resale.  An investment in an SPAC is subject a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) the Fund will be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in an SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in an SPAC may develop, leaving the Fund unable to sell its interest in an SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Counterparty Risk – A significant risk in certain transactions, such as two-party derivative instruments, securities loans and repurchase agreements, is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. Accordingly, such transactions involve the risk that the Fund will be delayed in or prevented from obtaining payments owed to it. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could, be delayed in or prevented from obtaining payments owed to it, miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is heightened during unusually adverse market conditions. The use of a central clearing party for certain investments is intended to decrease counterparty risk but will not make these transactions risk free and may increase the overall costs associated with the transaction or involve other risks.

Operational Risk – In addition to the risks associated with the Adviser’s implementation of the Fund’s investment program, the Fund also is subject to operational risk associated with the provision of investment management and other services to the Fund by the Adviser and the Fund’s other service providers. Operational risk includes the risk that deficiencies in the Adviser’s internal systems (including communications and information systems) or controls, or in those of a service provider, including those to whom the Adviser has contractually delegated certain of its responsibilities, may cause losses for the Fund or hinder Fund operations. Operational risk results from inadequate procedures and controls, employee fraud, recordkeeping error, human error, and system failures by the Adviser or a service provider. For example, trading delays or errors caused by the Adviser prevent the Fund from purchasing a security that the Adviser expects will appreciate in value, thus reducing the Fund’s opportunity to benefit from the security’s appreciation. The Adviser is generally not contractually liable to the Fund for operational losses associated with operational risk.

Other Risks – Certain portfolio management techniques may be considered senior securities unless steps are taken to segregate the Fund’s assets or otherwise cover its obligations. To avoid having these instruments considered senior securities, the Fund intends to segregate liquid assets with a value equal (on a daily mark-to-market basis) to its obligations under these types of transactions, enter into offsetting transactions or otherwise cover such transactions. To the extent the Fund’s assets are segregated or committed as cover, it could limit the Fund’s investment flexibility. Segregating assets and covering positions will not limit or offset losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions. The bar chart shows changes in the performance of the Fund’s Institutional Class shares for the period since the Fund commenced investment operations consistent with its principal investment strategies (January 2, 2014) through December 31, 2019 and the table compares the average annual total returns of the Fund’s Institutional Class shares for the one-year, five-year and since inception periods with those of the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. Investor Class shares represent an investment in the same portfolio of securities as Institutional Class shares; however, Investor Class shares are subject to a 0.25% 12b-1 fee whereas Institutional Class shares are not subject to a 12b-1 fee. The performance results herein reflect the reinvestment of all dividends and distributions.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.westchestercapitalfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.westchestercapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return as of 12/31 for each period
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the above chart, the highest quarterly return was 4.54% (for the quarter ended March 31, 2019) and the lowest quarterly return was -4.31% (for the quarter ended September 30, 2015). For the periods shown, the Fund had expense limitations, without which returns would have been lower.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only; after-tax returns for Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Investors holding their shares through such tax-advantaged arrangements generally will only be taxed upon withdrawal of monies from the arrangement. After-tax returns are shown for Institutional Class shares only; after-tax returns for Investor Class shares will vary.

WCM Alternatives: Event-Driven Fund | ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees and expenses)
Label	rr_AverageAnnualReturnLabel	ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees and expenses)
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2014
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCERX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.46%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[1],[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.82%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.42%	[2],[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.38%	[2],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 241
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,287
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,753
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	10.73%	[5]
5 Years	rr_AverageAnnualReturnYear05	4.02%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2014	[5]
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.46%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[1],[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.82%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.17%	[2],[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.13%	[2],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 216
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	675
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,161
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,500
Annual Return 2014	rr_AnnualReturn2014	3.87%
Annual Return 2015	rr_AnnualReturn2015	(2.08%)
Annual Return 2016	rr_AnnualReturn2016	2.86%
Annual Return 2017	rr_AnnualReturn2017	4.72%
Annual Return 2018	rr_AnnualReturn2018	5.27%
Annual Return 2019	rr_AnnualReturn2019	11.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.31%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.13%
5 Years	rr_AverageAnnualReturnYear05	4.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2014
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.13%
5 Years	rr_AverageAnnualReturnYear05	3.30%
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[6]
1 Year	rr_AverageAnnualReturnYear01	6.63%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.91%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[6]
WCM Alternatives: Credit Event Fund Series
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WCM ALTERNATIVES: CREDIT EVENT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
WCM Alternatives: Credit Event Fund’s (for purposes of this section, the “Fund”) investment objective is to provide attractive risk-adjusted returns independent of market cycles. The intent is to provide such returns through both current income and capital appreciation. Risk-adjusted return is a concept that considers not only an investment’s return, but also the amount of potential risk involved in producing that return.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. An investor transacting in Institutional Class Shares may be required to pay a commission to a broker.  Shares of the Fund are also available in Investor Class Shares that have different fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses table above or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2019, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Only the first year of each period in the Example takes into account the fee waiver and reimbursement described above.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest principally in fixed income investments and other investments related to specific events or catalysts that the Adviser expects will cause material credit events or similar situations (referred to as “credit event opportunities”), such as capital structure arbitrage, mergers and acquisitions, spin-offs, credit restructurings, IPOs of debt, re-financings, debt maturities, asset monetizations, and other restructurings.  The Fund may also invest in securities of late-stage distressed issuers, issuers involved in pre- and post-bankruptcy proceedings, special purpose acquisition companies, and similar investment opportunities.  The Fund seeks to make investments that the Adviser believes will appreciate in value or in certain instances, like with respect to debt securities, will result in the right to repayment being satisfied before the stated maturity date due to, among other things, completed transactions, re-capitalizations, debt retirement, and restructurings. In making investment decisions, the Adviser may also consider the income that can be earned on an investment until the time a credit event opportunity is expected to be realized.

In implementing the Fund’s principal investment strategies, the Fund may invest in a wide variety of investments, such as bonds and other debt securities of any kind (including, among others, corporate debt obligations, including defaulted securities and obligations of distressed issuers), loans, preferred stock and other preferred securities, convertible bonds, high-yield securities, structured credit securities, initial public offerings, closed-end funds and other pooled investment vehicles, credit default swaps, equity linked notes and derivative instruments of any kind, including options, swaps and structured notes, and other similar securities.

The Fund also may invest in leveraged loans. Leveraged loans include loans extended to an entity that already has considerable amounts of debt (or will after the borrowing).  Leveraged loans may be issued in connection with leveraged buyout transactions and may involve limited or no covenant protections for the benefit of those who the borrower is obligated to repay at maturity, such as the Fund.

The Adviser seeks to invest in attractive credit-event related opportunities of any kind.  Accordingly, the Fund may invest in foreign issuers and securities without limit.  Also, the Fund may invest in debt instruments of any duration or credit quality, including high yield debt (commonly referred to as “junk” bonds), distressed debt and defaulted debt. These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality investments. While there are no limits on the Fund’s weighted average duration, the Adviser generally will target a portfolio with a short to medium term effective duration of less than 7 years.

When the Adviser believes there are sufficient attractive investment opportunities, the Adviser may make investments that involve the use of investment leverage.  The Fund may use derivative instruments, short sale positions, repurchase agreements, reverse repurchase agreements, credit facilities and other means to create investment exposure or leverage and the Fund’s total notional (that is, investment) exposure may exceed its net assets significantly.

Among the investment strategies the Adviser may use on behalf of the Fund are the following:

•Special Situations Strategy: The Fund may invest in the securities of issuers based upon the expectation of the Adviser that the price of such securities may change in the short term due to a special situation, such as spinoffs and split-offs, re-capitalization, credit rating upgrade, debt repayment, the outcome of litigation or other dispute, a positive earnings report, legislative or regulatory changes or other catalyst-driven event. The Fund may seek to profit from special situations by employing one or more arbitrage sub-strategies, including, but not limited to, capital structure arbitrage and convertible arbitrage, or the Fund may seek to use such strategies independently.

•Capital Structure Arbitrage: Capital structure arbitrage is an investment strategy that seeks to profit from relative pricing discrepancies between related securities, such as securities of different classes issued by the same issuer.  For example, when the Adviser believes that unsecured securities are overvalued in relation to senior secured securities of the same issuer, the Fund may purchase senior secured securities of the issuer and take a short position in the unsecured securities of the same issuer. In this example, the trade may be profitable if credit quality spreads widen or if the issuer goes bankrupt and the recovery rate for the senior debt is higher than the expectations implicit in the prices of the securities at the time the Fund established its positions.

•Convertible Arbitrage: Convertible arbitrage is a strategy that seeks to profit from mispricings between an issuer’s convertible securities and the underlying equity securities. A common convertible arbitrage approach matches a long position in a convertible security with a short position in the underlying common stock when an investor believes the convertible security is undervalued relative to the value of the underlying equity security. In such a case, the investor may seek to sell short shares of the underlying common stock in order to hedge exposure to the issuer of the equity securities.  Convertible arbitrage positions may be designed to earn income from coupon or dividend payments on the investment in the convertible securities.

•Distressed/Restructuring Strategies: The Fund may invest in securities, including debt securities, of financially distressed companies and companies undergoing or expected to undergo bankruptcy or other insolvency proceedings.  The Fund may invest in corporate bonds, privately held loans and other securities or obligations of companies that are highly leveraged, are experiencing financial difficulties or have filed for bankruptcy. The Fund may profit from its investments in such issuers if the issuer undergoes a successful restructuring or recapitalization, undertakes asset sales or participates in spin-off transactions.  The Fund may also purchase securities in anticipation of a company’s recovery or turnaround or the liquidation of all or some of the company’s assets.

•Options Strategies:  The Fund may sell or buy call or put options on its portfolio securities.  The Fund may also sell or buy options on one or more stocks or bonds or on a basket of stocks or bonds, including those of issuers in the same industry or industry sub-group.  The Adviser may determine to sell or purchase securities and sell or buy options on those shares at approximately the same time, although options trades on the Fund’s portfolio securities may occur at any time or not at all.  The Adviser may utilize option strategies at any time, including in a relatively flat or declining market environment, for hedging or investment purposes.

The Fund may utilize other options strategies, such as writing options on securities it does not currently own (known as “uncovered” options), buying or selling options when the Adviser believes they may be mispriced or may provide attractive opportunities to earn income, or engaging in risk-reversal transactions.  In a risk-reversal transaction, the Adviser may buy put options and sell call options against a long stock position.

•Merger-Arbitrage Strategy: The Fund may purchase the securities of companies that are involved in publicly announced mergers, takeovers and other corporate reorganizations, and use one or more arbitrage strategies in connection with the purchase.  Merger-arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such transactions.  Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the simplest form of merger-arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.  The size of this discount, known as the arbitrage “spread,” may represent the Fund’s potential profit on such an investment.  The success of the merger-arbitrage strategy depends on, among other things, the Adviser’s correct evaluation of the outcome of the event-driven opportunity because the Adviser typically seeks to establish one or more investment positions that will benefit from the completion of the merger, takeover or other reorganization.  The Fund may employ a variety of hedging strategies to seek to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options. (To sell a security short, the Fund may borrow the security from a broker or other counterparty and sell it to a third party.  The Fund is obligated to return the same number of securities it borrowed from the broker back to the broker at a later date to close out the short position, at which point in time those securities may have a value that is greater or lesser than the price at which the short sale was established.)
•Investments in SPACs: The Fund may invest significantly in the common stock of and other interests (e.g., warrants) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”).  A SPAC investment typically represents an investment in a special purpose vehicle that seeks to identify and effect an acquisition of, or merger with, an operating company in a particular industry or sector.  During the period when management of the SPAC seeks to identify a potential acquisition or merger target, typically most of the capital raised for that purpose (less a portion retained to cover expenses) is invested in income-producing investments.  The Fund may invest in SPACs for a variety of investment purposes, including to achieve income.  Some SPACs provide the opportunity for common shareholders to have some or all of their shares redeemed by the SPAC at or around the time a proposed merger or acquisition is expected to occur.  The Fund may sell its investments in SPACs at any time, including before, at or after the time of a merger or acquisition.

•Other Strategies:  In addition to the above principal investment strategies, the Fund’s Adviser may invest in other investments or utilize other strategies, including non-credit related event-driven and market neutral strategies. A market neutral strategy is a type of investment strategy that seeks to profit irrespective of whether prices of securities in the market more generally are broadly increasing or decreasing.  The performance of a successfully implemented market neutral strategy should have relatively low levels of correlation to the performance of the market overall, though under certain conditions the performance of many asset classes and investment strategies, including market neutral strategies, have become highly correlated with the broader market, and may become so again. The Fund may also invest in issuers to capture special dividends or other special distributions. The success of any strategy employed by the Fund’s Adviser will largely depend upon, among other things, the Adviser’s skill in evaluating the likelihood of the successful completion of a particular catalyst or a related event.

The Fund may also invest in other investment companies and exchange-traded funds (“ETFs”), closed-end funds and open-end mutual funds, among others, including pooled investment vehicles sponsored by the Adviser.  Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, managing the Fund’s cash position, or obtaining credit exposure to other event-driven strategies when the Adviser determines there are insufficient attractive credit-event related investment opportunities.

The Fund may use derivative instruments of any kind to seek to take advantage of attractive credit-event related opportunities it identifies.  For example, the Fund may use derivative instruments, such as credit default swaps, because they represent the most efficient way to gain long or short exposure to one or more identified credit-related investment opportunities, issuers or asset classes.  The Fund may also invest in derivative instruments, such as interest rate swaps, for hedging, duration management, volatility management and other risk management purposes.

The Fund may also loan portfolio securities to earn income.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer or a smaller number of issuers than a diversified fund.  Although there are no constraints on the number of credit event opportunities the Fund may have exposure to, the Fund expects to have exposure to between 20 to 40 credit event-related opportunities under normal circumstances.  The Fund normally expects to engage in active and frequent trading and expects to have a high rate of portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Although all of the following are principal risks of investing in the Fund and could adversely affect the Fund’s net asset value (“NAV”) and performance, an investment in the Fund is particularly subject to Merger-Arbitrage and Event-Driven Risk, Management Risk, Hedging Transactions Risk, Debt Securities Risk and Leveraging Risk.

Counterparty Risk – To the extent the Fund enters into contracts with counterparties, such as over-the-counter (“OTC”) derivatives contracts, the Fund runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk is also greater when the Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives.

Debt Securities Risk – Debt securities may fluctuate in value and experience periods of reduced liquidity due to, among other things, changes in interest rates, governmental intervention, general economic conditions, industry fundamentals, market sentiment and the financial condition of the issuer, including the issuer’s credit rating or financial performance.  During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.  Debt securities may be difficult to value during such periods. Debt securities generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions. Debt securities are subject to interest rate risk, which is the risk that when interest rates rise, the values of fixed income debt securities tend to decline. Debt securities have varying levels of sensitivity to changes in interest rates, and the values of securities with longer durations tend to be more sensitive to changes in interest rates.  Debt securities are subject to the risk that if interest rates decline, issuers of debt securities may exercise redemption or call provisions. This may force the Fund to reinvest redemption or call proceeds in securities with lower yields, which may reduce Fund performance. Debt securities are also subject to credit risk, which is the risk that the issuer of an instrument may default on interest and/or principal payments due to the Fund.  An increase in credit risk or a default will cause the value of the Fund’s fixed and floating rate income securities to decline. Some debt securities may be subject to extension risk. This is the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving a Fund of a favorable stream of future interest or dividend payments. A Fund could buy another security, but that other security might pay a lower interest rate.

Securities rated below-investment-grade (and unrated securities of comparable credit quality), commonly referred to as “high-yield” or “junk” bonds, have speculative characteristics and generally have more credit risk than higher-rated securities.  Lower rated issuers are more likely to default and their securities could become worthless.  Below-investment-grade securities are also subject to greater price volatility than investment grade securities.  In addition, investments in defaulted securities and obligations of distressed issuers, such as issuers undergoing or expected to undergo bankruptcy, may be illiquid and are considered highly speculative.

The market value of convertible debt securities will also be affected by changes in the price of the underlying equity securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Because convertible securities are higher in the firm’s capital structure than equity, convertible securities are generally not as risky as the equity securities of the same issuer. However, convertible securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and changes in the issuer’s operating results and credit ratings.

The market values of debt securities issued by companies involved in pending corporate mergers, takeovers or other corporate events, or debt securities that will be repaid in connection with a merger, takeover or other corporate event, may be determined in large part by the status of the transaction and its eventual outcome, especially if the debt securities are subject to change of control provisions that entitle the holder to be paid par value or some other specified dollar amount upon completion of a transaction or other event.

Derivatives Risk – Derivatives, such as options, swaps, futures and forward contracts, may not produce the desired investment results because, for example, they are not perfect substitutes for the underlying securities, indices or currencies from which they are derived. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period; and (7) the inability to close out certain positions to avoid losses, exposing the Fund to greater potential risk of loss.  In addition, the use of derivatives for non-hedging purposes may be considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.  There is the possibility that derivative strategies will not be used or that ineffective implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund.
Distressed Securities Risk – Distressed securities risk refers to the uncertainty of repayment of defaulted securities and obligations of distressed issuers. Because the issuer of such securities is likely to be in a distressed financial condition, repayment of distressed or defaulted securities (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties. Insolvency laws and practices in foreign jurisdictions are different than those in the U.S. and the effect of these laws and practices may be less favorable and predictable than in the U.S. Investments in defaulted securities and obligations of distressed issuers are considered highly speculative.

Event-Driven Risk – Event-driven investing involves the risk that the Adviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the Fund’s return on the investment will be negative. Even if the Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return.  The Fund expects to employ strategies that are not designed to benefit from general market appreciation or improved economic conditions in the global economy. Accordingly, the Fund may be expected to underperform the broad markets under certain market conditions, such as periods when there has been rapid appreciation in the equity markets.

Foreign Investing Risk – Investing in securities of foreign companies or ETFs which invest in securities of foreign companies may involve more risks than investing in U.S. companies and such investments may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the United States.  These risks can increase the potential for losses in the Fund and may include, among others, currency devaluations, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of limiting or restricting foreign investment or the movement of assets) as well as different trading and settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than comparable investments in U.S. companies.

Additionally, investments in securities denominated or companies receiving revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.  A decline in the values of foreign currencies relative to the U.S. dollar will reduce the values of securities held by the Fund and denominated in those currencies.

Hedging Transactions Risk – The success of the Fund’s hedging strategy, if used, will be subject to, among other things, the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Hedging transactions involve the risk of imperfect correlation.  Imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase. There can be no assurance that any hedging transactions will serve their intended purpose or limit the Fund’s exposure to risk or investment losses.

Interest Rate Risk – Prices of debt securities and preferred stocks tend to move inversely with changes in interest rates. When interest rates fall, the market value of the respective debt securities and preferred securities usually increases. Conversely, when interest rates rise, the market value of the respective debt securities and preferred securities usually declines. As such, a change in interest rates may affect prices of the Fund’s debt securities and preferred securities and, accordingly, the Fund’s share price.

Large Shareholder Risk – Certain account holders, including the Adviser or funds or accounts over which the Adviser has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions made by the Adviser, will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. This risk will be particularly pronounced if one shareholder owns a substantial portion of the Fund. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs and/or lead to the liquidation of the Fund. Such transactions also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any).

Legal and Regulatory Risk – Legal, tax and regulatory changes could occur and may adversely affect the Fund, its investments and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the U.S. Commodity Futures Trading Commission (“CFTC”), the Securities and Exchange Commission (“SEC”), the Internal Revenue Service (“IRS”), the Federal Trade Commission (“FTC”), the U.S. Federal Reserve or other domestic or foreign governmental regulatory authorities or self-regulatory organizations that could adversely affect the Fund. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations, such as statutes and regulations governing mergers, takeovers or potential monopolies. Regulators around the globe have increasingly taken measures to seek to increase the stability of the financial markets, including by adopting rules that may curtail the Fund’s ability to use derivative and other instruments and that may require the Fund to change how it has been managed historically. The Adviser continues to evaluate these measures, and there can be no assurance that they will not adversely affect the Fund and its performance.

Leveraging Risk – If the Fund employs leverage, such as borrowing money to purchase securities, engaging in repurchase agreements, lending portfolio securities and investing in derivative instruments, the value of the Fund’s shares could be expected to be more volatile. Unless profits and income on securities acquired with leverage exceed the costs of the leverage, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage, and the use of leverage will cause any losses the Fund incurs to be greater than they otherwise would have been had the Fund not employed leverage.

Limited Operating History Risk – The Fund has limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Liquidity Risk – Liquidity risk is the risk that a Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that the Fund’s investments may become less liquid in response to market developments or adverse investor perceptions. Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which the Adviser believes represents current or fair market value.

Lower-Rated Securities Risk – Securities rated below investment-grade (and unrated securities of comparable credit quality), commonly referred to as “high-yield” or “junk” bonds, have speculative characteristics and generally have more credit risk than higher-rated securities. Companies issuing high-yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties.  Lower rated issuers are more likely to default and their securities could become worthless.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result or that its evaluation of the likelihood that a specific merger, reorganization or other event will be completed as expected will prove correct.  The success of any strategy employed by the Adviser will largely depend upon, among other things, the Adviser’s skill in evaluating the likelihood of the successful completion of a particular catalyst or a related event. The Adviser or the Fund’s service providers may experience disruptions or operating errors that could adversely affect the Fund’s operations and performance.

Market Risk – Investment markets can be volatile.  Various market risks can affect the price or liquidity of an issuer’s securities in which the Fund may invest. The prices of investments can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political, demographic or market conditions. No hedging or other instrument exists that would allow the Fund to eliminate all of the Fund’s exposure to market volatility. During periods of significant market stress or volatility, the performance of the Fund may correlate to a greater extent with the overall equity markets than it has during periods of less stress and volatility. There can be no assurance that the Fund’s performance will not correlate closely with that of the equity markets during certain periods, such as periods of significant market stress. The Fund’s investments may decline in value if markets perform poorly.

Non-Diversification Risk – As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting an issuer in its portfolio.

Operational Risk – The Fund is subject to operational risk associated with the provision of investment management and other services to the Fund by the Adviser and the Fund’s other service providers. Operational risk includes the risk that deficiencies in the Adviser’s internal systems (including communications and information systems) or controls, or in those of a service provider, including those to whom the Adviser has contractually delegated certain of its responsibilities, may cause losses for the Fund or hinder Fund operations. Operational risk results from inadequate procedures and controls, employee fraud, recordkeeping error, human error, and system failures by the Adviser or a service provider. For example, trading delays or errors caused by the Adviser prevent the Fund from purchasing a security that the Adviser expects will appreciate in value, thus reducing the Fund’s opportunity to benefit from the security’s appreciation. The Adviser is generally not contractually liable to the Fund for operational losses associated with operational risk.

Options Risk – The Fund may engage in a variety of options transactions. When the Fund purchases put options, it risks the loss of the cash paid for the options if the options expire unexercised.  When the Fund sells (writes) covered call options, it forgoes the opportunity to benefit from an increase in the value of the underlying stock above the exercise price, but it continues to bear the risk of a decline in the value of the underlying stock.  In addition, the Fund may earn premiums from writing call options.  For shareholders who hold Fund shares in a taxable account, profits from writing call options are generally treated as short-term capital gains for U.S. federal income tax purposes, taxable to shareholders as ordinary income when distributed to them.

Other Risks – Certain portfolio management techniques may be considered senior securities unless steps are taken to segregate the Fund’s assets or otherwise cover its obligations. To avoid having these instruments considered senior securities, the Fund intends to segregate liquid assets with a value equal (on a daily mark-to-market basis) to its obligations under these types of transactions, enter into offsetting transactions or otherwise cover such transactions. To the extent the Fund’s assets are segregated or committed as cover, it could limit the Fund’s investment flexibility. Segregating assets and covering positions will not limit or offset losses.

Portfolio Turnover Risk – The frequency of the Fund’s transactions will vary from year to year, though event-driven portfolios typically have higher turnover rates than portfolios of typical long-only funds.  Increased portfolio turnover will result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in increased distributions of taxable capital gains to Fund shareholders, including short-term capital gains taxable to shareholders at ordinary income rates, when Fund shares are held in a taxable account. Higher costs associated with increased portfolio turnover reduce the Fund’s performance. The Fund normally expects to engage in active and frequent trading and expects to have a high rate (over 100%) of portfolio turnover.

Short Selling Risk – Generally, to the extent the price of a security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss.  The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited.  Also, the Fund is required to deposit collateral in connection with such short sales and has to pay a fee to borrow particular securities and will often be obligated to pay to the lender of the security amounts equal to any dividends and accrued interest on the borrowed securities during the period of the short sale. Short sales are also subject to many of the risks described herein under “Derivatives Risk”.

SPAC Risk – The Fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”).  Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or may be subject to restrictions on resale.  An investment in an SPAC is subject a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) the Fund will be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in an SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in an SPAC may develop, leaving the Fund unable to sell its interest in an SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions. The bar chart shows the performance of the Fund’s Institutional Class shares for the calendar years ended December 31, 2018 and December 31, 2019 and the table compares the average annual total returns of the Fund’s Institutional Class shares for the one-year and since inception periods with those of the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill
Index. Investor Class shares represent an investment in the same portfolio of securities as Institutional Class shares; however, Investor Class shares are subject to a 0.25% 12b-1 fee whereas Institutional Class shares are not subject to a 12b-1 fee. The performance results herein reflect the reinvestment of all dividends and distributions.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.westchestercapitalfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.westchestercapitalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return for the year ended 12/31/2019
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the above chart, the highest quarterly return was 5.55% (for the quarter ended March 31, 2019) and the lowest quarterly return was -3.12% (for the quarter ended December 31, 2018). For the periods shown, the Fund had expense limitations, without which returns would have been lower.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only; after-tax returns for Investor Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Investors holding their shares through such tax-advantaged arrangements generally will only be taxed upon withdrawal of monies from the arrangement. After-tax returns are shown for Institutional Class shares only; after-tax returns for Investor Class shares will vary.

WCM Alternatives: Credit Event Fund Series | ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees and expenses)
Label	rr_AverageAnnualReturnLabel	ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees and expenses)
1 Year	rr_AverageAnnualReturnYear01	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
WCM Alternatives: Credit Event Fund Series | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCFRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	4.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.50%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.15%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 218
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,297
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
WCM Alternatives: Credit Event Fund Series | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WCFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	4.14%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.50%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.90%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 193
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,302
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,402
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,114
Annual Return 2018	rr_AnnualReturn2018	(2.93%)
Annual Return 2019	rr_AnnualReturn2019	12.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.12%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.87%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017
WCM Alternatives: Credit Event Fund Series | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
WCM Alternatives: Credit Event Fund Series | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[9]
1 Year	rr_AverageAnnualReturnYear01	7.66%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%	[9]

[1]	During the Fund’s prior fiscal year, the Adviser recouped 0.00% and 0.00% for Investor Class shares and Institutional Class shares, respectively, in fees it had waived or expenses it had reimbursed pursuant to its expense limitation arrangement with the Fund.
[2]	This amount excludes 0.03% of legal expenses related to the litigation of an appraisal right. If the legal expenses had been included, the Fund’s Total Other Expenses for Investor Class shares and Institutional Class shares would have been 0.85% and the Fund’s Total Annual Fund Operating Expenses After Expense Waiver and Reimbursement for Investor Class shares and Institutional Class shares would have been 2.41% and 2.16%, respectively.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[4]	The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.57% and 1.82% for Institutional Class shares and Investor Class shares, respectively. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations will apply until April 30, 2021, unless they are terminated by the Fund’s Board of Trustees at an earlier time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitations in place at the time such amounts were waived or reimbursed.
[5]	Performance for Investor Class shares for the periods prior to their inception (3/22/2017) is the historical performance of Institutional Class shares, and has been adjusted for the higher expenses applicable to Investor Class shares.
[6]	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[8]	The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.64% and 1.89% for Institutional Class shares and Investor Class shares, respectively. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. This expense limitation will apply until April 30, 2021, unless it is terminated by the Fund’s Board of Trustees at an earlier time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitation in place at the time such amounts were waived or reimbursed and the terms of any expense limitations in place at the time of recoupment.
[9]	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Fund, a tax deduction is provided that may benefit the investor.